Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Apr. 05, 2019	Jun. 30, 2020
Successor [Member]
Appliance sales	$ 19,335,110	$ 8,449,312		$ 11,533,006
Furniture sales	4,050,163	1,570,546		2,768,327
Other sales	1,576,936	526,023		983,698
Total revenue	$ 24,962,209	$ 10,545,881		$ 15,285,031
Predecessor [Member]
Appliance sales			$ 9,784,525
Furniture sales			2,456,085
Other sales			706,291
Total revenue			$ 12,946,901